Intangible Assets and Goodwill (Tables)	6 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The summary of intangible assets and goodwill is a follows (amounts in thousands):

		December 31, 2016			June 30, 2016
Description (amounts in thousands)	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value
Wetpaint technology	60 months	$4,952	$(3,458)	$1,494	$4,952	$(3,276)	$1,676
Wetpaint trademarks	276 months	1,453	(438)	1,015	1,453	(415)	1,038
Wetpaint customer relationships	60 months	917	(837)	80	917	(827)	90
Choose Digital licenses	60 months	829	(589)	240	829	(559)	270
Choose Digital software	60 months	627	(257)	370	627	(212)	415
DraftDay tradename	84 months	180	(61)	119	180	(38)	142
Draftday non-compete agreements	6 months	30	(30)	—	30	(30)	—
DraftDay internally generated capitalized software	60 months	1,498	(485)	1,013	1,498	(303)	1,195
DraftDay customer relationships	24 months	556	(556)	—	556	(351)	205
Rant trademarks	120 months	2,700	(124)	2,576	—	—	—
Rant content	24 months	650	(149)	501	—	—	—
Rant technology	60 months	1,500	(138)	1,362	—	—	—
Rant advertising relationships	24 months	650	(149)	501	—	—	—
Other	various	326	(24)	302	326	(18)	308
Total		$16,868	$(7,295)	$9,573	$11,368	$(6,029)	$5,339

Future Annual Amortization Expense	Future annual amortization expense expected is as follows amounts in thousands):

Years ending June 30,
2017	$2,370
2018	$3,026
2019	$1,730
2020	$1,367
2021	$1,036

Summary of Goodwill	Goodwill consists of the following:

Description	Amount
Balance at July 1, 2016	$11,270
Rant preliminary purchase price allocation	7,589
Balance at December 31, 2016	$18,859